SCHEDULE OF ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Investments, All Other Investments [Abstract]
Balance at beginning of fiscal year	$ 1,537,000
Provision for estimated impairment losses		1,537,000
Balance at end of fiscal year	$ 1,537,000	$ 1,537,000